5 year summary (Tables)	12 Months Ended
Dec. 31, 2022
5 year summary
Summary of 5 year summary

2018	2019	2020	2021	2022
£m	£m	£m	£m	£m
RELX consolidated financial information

Growth rates
Underlying revenue growth	+4%	+4%	-9%	+7%	+9%
Underlying adjusted operating profit growth	+6%	+5%	-18%	+13%	+15%
Adjusted earnings per share growth (at constant currency)	+7%	+7%	-15%	+17%	+10%

Adjusted figures
Revenue	7,492	7,874	7,110	7,244	8,553
Operating profit	2,346	2,491	2,076	2,210	2,683
Operating margin	31.3%	31.6%	29.2%	30.5%	31.4%
Profit before tax	2,145	2,200	1,916	2,077	2,489
Net profit attributable to shareholders	1,674	1,808	1,543	1,689	1,961
Net margin	22.3%	23.0%	21.7%	23.3%	22.9%
Cash flow	2,243	2,402	2,009	2,230	2,709
Cash flow conversion	96%	96%	97%	101%	101%
Return on invested capital	13.2%	13.6%	10.8%	11.9%	12.5%
Earnings per share	84.7	p	93.0	p	80.1	p	87.6	p	102.2	p

Dividend
Ordinary dividend per share	42.1	p	45.7	p	47.0	p	49.8	p	54.6	p

Reported figures
Revenue	7,492	7,874	7,110	7,244	8,553
Operating profit	1,964	2,101	1,525	1,884	2,323
Profit before tax	1,720	1,847	1,483	1,797	2,113
Net profit attributable to shareholders	1,422	1,505	1,224	1,471	1,634
Net margin	19.0%	19.1%	17.2%	20.3%	19.1%
Net debt	6,177	6,191	6,898	6,017	6,604
Earnings per share (pence)	71.9	p	77.4	p	63.5	p	76.3	p	85.2	p

(1)	Adjusted figures are presented as additional performance measures used by management. Further details on the adjusted measures can be found in the Alternative performance measures section on pages 216 to 224.
(2)	Dividend per ordinary share is based on the interim dividend and proposed final dividend for the relevant year.